CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2021
Cash, cash equivalents and other investments [Abstract]
CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS – NON CURRENT AND CURRENT

	As of December 31,
	2021	2020

Investments in debt instruments and other	67,025	2,629
Other investments	252	252

Other investments, net – Non-current	67,277	2,881

	As of December 31,
	2021	2020

(i) Other investments
Other deposits with maturity of more than three months	1,290,459	813,527

Other investments - Current	1,290,459	813,527
(ii) Cash and cash equivalents
Cash and banks	305,136	129,500
Restricted cash	58	54
Short-term bank deposits	692,529	259,020
Other deposits with maturity of less than three months	278,882	149,308

Cash and cash equivalents	1,276,605	537,882